Service and other revenue	12 Months Ended
Dec. 31, 2015
Service And Other Revenue [Abstract]
Service and other revenue
21. Service and other revenue:

Service and other revenue for the year ended December 31, 2015 consisted of other fee payments of $nil (year ended December 31, 2014 - $1,480; year ended December 31, 2013 - $1,484), and service revenue of $5,460 (year ended December 31, 2014 - $11,074; year ended December 31, 2013 - $14,547) under existing development agreements. All costs associated with the development agreements were recorded as research and development expenses in the period incurred.